UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests — 5.2%(1)
Security	Principal Amount	Value
Broadcasting — 0.9%
Hit Entertainment Inc., Term Loan, 10.83%. Maturing 2/5/13	$9,180,000	$9,271,800
		$9,271,800
Business Equipment and Services — 1.5%
Nielsen Finance, LLC, Term Loan, 8.19%, Maturing 8/9/13	$16,000,000	$16,076,256
		$16,076,256
Forest Products — 1.6%
Georgia Pacific Corp., Term Loan, 8.39%, Maturing 12/23/13	$16,800,000	$17,035,586
		$17,035,586
Gaming — 0.5%
BLB Worldwide Holdings, Term Loan, 9.70%, Maturing 6/30/12	$5,410,000	$5,487,769
		$5,487,769
Textiles / Apparel — 0.7%
Hanesbrands, Inc., Term Loan, 9.65%, Maturing 10/15/07	$8,100,000	$8,110,125
		$8,110,125
Total Senior, Floating Rate Interests (identified cost $55,440,816)		$55,981,536
Corporate Bonds & Notes — 87.9%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,015	$2,100,637
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	960,712
		$3,061,349
Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$2,054	$2,009,555
		$2,009,555

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 6.2%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,741,875
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,199,250
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,227,982
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	9,038,813
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,301,773
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	8,445	8,734,587
Ford Motor Credit Co., Variable Rate, 8.466%, 11/2/07	11,690	11,855,250
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,284,264
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,124,564
General Motors Acceptance Corp., 7.00%, 2/1/12	470	473,705
General Motors Acceptance Corp., 8.00%, 11/1/31	10,250	11,013,328
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	4,960	5,456,000
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	3,002,062
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,361,555
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,695,050
Venture Holding Trust, Sr. Notes, 9.50%, 2/1/07(2)	3,811	19,055
		$67,529,113
Broadcasting — 1.7%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	$2,200	$2,323,750
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,400	8,269,500
Sinclair Broadcast, 4.875%, 7/15/18	1,275	1,157,062
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,180	6,056,400
XM Satellite Radio, Inc., 9.75%, 5/1/14	435	415,425
		$18,222,137
Brokers / Dealers / Investment Houses — 0.5%
Residential Capital Corp., Sub. Notes, Variable Rate, 7.204%, 4/17/09(3)	$5,710	$5,723,544
		$5,723,544
Building and Development — 0.5%
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	$1,745	$1,910,775
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	2,643	2,339,055
Stanley-Martin Co., 9.75%, 8/15/15	955	761,612
		$5,011,442

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Building Materials — 3.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$2,745	$2,937,150
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.329%, 6/15/12	3,749	3,814,607
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	776,662
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,597,762
Masonite Corp., Sr. Sub. Notes, 11.00%, 4/6/15(3)	3,500	3,167,500
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,505	10,084,800
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	3,735	3,828,375
RMCC Acquisition Co., Sr. Sub. Notes, 10.00%, 11/1/12(3)	8,095	8,418,800
		$34,625,656
Business Equipment and Services — 0.3%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,198,125
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,655,050
		$2,853,175
Cable / Satellite TV — 4.4%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$3,555	$2,755,125
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	5,878,375
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.87%, 4/1/09	4,810	5,062,525
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	1,080	1,046,250
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,357,900
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,505	1,559,556
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,244
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	245	253,881
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	207,819
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,808,300
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)	3,065	3,329,356
Mediacom Broadband Corp., LLC, Sr. Notes, 8.50%, 10/15/15(3)	2,820	2,830,575
National Cable, PLC, 8.75%, 4/15/14	1,570	1,658,312
		$47,763,218

Security	Principal Amount (000's omitted)	Value
Chemicals — 4.4%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$3,783	$4,170,757
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,927,925
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	5,205	5,595,375
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,862,500
Ineos Group Holdings PLC, 8.50%, 2/15/16(3)	6,335	6,129,112
Koppers, Inc., 9.875%, 10/15/13	41	44,485
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,272,375
Nova Chemicals Corp., Senior Notes, Variable Rate, 8.405%, 11/15/13	2,325	2,377,312
OM Group, Inc., 9.25%, 12/15/11	10,260	10,747,350
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	744,600
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,665	3,949,037
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	1,545	1,545,000
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,621,637
		$47,987,465
Conglomerates — 0.8%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	$7,765	$8,386,200
		$8,386,200
Containers — 1.1%
Berry Plastics Holding Corp., 8.875%, 9/15/14(3)	$1,740	$1,766,100
Berry Plastics Holding Corp., Variable Rate, 9.265%, 9/15/14(3)	1,310	1,331,287
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,488,775
Pliant Corp. (PIK), 11.85%, 6/15/09	5,115	5,581,545
		$12,167,707
Cosmetics / Toiletries — 0.2%
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	$1,260	$1,359,225
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	1,305	1,373,512
		$2,732,737
Ecological Services and Equipment — 0.5%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,551,700
		$5,551,700

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Energy — 6.6%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14(3)	$5,210	$5,223,025
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,344,875
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	823,112
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,211,200
El Paso Production Holding Co., 7.75%, 6/1/13	630	648,900
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,809,225
Giant Industries, 8.00%, 5/15/14	2,845	3,093,937
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,570,750
Kinder Morgan Finance Co., 5.35%, 1/5/11	3,325	3,250,390
Northwest Pipeline Corp., 8.125%, 3/1/10	825	858,000
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(3)	2,315	2,451,006
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	726,512
Petrobras International Finance Co., 7.75%, 9/15/14	670	746,045
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13(3)	9,200	9,430,000
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,471,212
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,322,750
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,763,070
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	6,330	6,409,125
Sesi, LLC, Sr. Notes, 6.875%, 6/1/14(3)	700	698,250
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,266,592
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14(3)	2,205	2,243,587
United Refining Co., Sr. Notes, 10.50%, 8/15/12	5,960	6,228,200
VeraSun Energy Corp., 9.875%, 12/15/12(3)	3,555	3,750,525
		$71,340,288
Entertainment / Film — 1.1%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,266,462
AMC Entertainment, Inc., Variable Rate, 9.655%, 8/15/10	695	721,062
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	5,677,875
		$11,665,399
Food & Drug Retail — 1.3%
Rite Aid Corp., 6.125%, 12/15/08(3)	$10,300	$10,094,000
Rite Aid Corp., 8.125%, 5/1/10	3,495	3,547,425
		$13,641,425

Security	Principal Amount (000's omitted)	Value
Food Products — 0.1%
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.40%, 10/15/13(3)	$915	$944,737
		$944,737
Food Service — 0.9%
Buffets, Inc., 12.50%, 11/1/14(3)	$2,595	$2,620,950
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13(3)	3,020	3,231,400
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14(3)	4,045	4,115,787
		$9,968,137
Food / Beverage / Tobacco — 1.4%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,501,925
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,997,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	6,060	6,105,450
		$15,604,875
Forest Products — 2.5%
Domtar, Inc., 7.125%, 8/1/15	$3,925	$3,768,000
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,823,025
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,504,681
NewPage Corp., 10.00%, 5/1/12	5,060	5,325,650
NewPage Corp., Variable Rate, 11.739%, 5/1/12	1,655	1,795,675
Stone Container Corp., 7.375%, 7/15/14	2,630	2,429,462
		$27,646,493
Gaming — 6.9%
CCM Merger, Inc., 8.00%, 8/1/13(3)	$2,435	$2,358,906
Chukchansi EDA, Sr. Notes, Variable Rate, 8.78%, 11/15/12(3)	3,320	3,452,800
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	944,983
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	5,505	5,849,062
Galaxy Entertainment Finance, Variable Rate, 10.42%, 12/15/10(3)	2,800	2,964,500
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	2,385	2,534,062
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,920	4,214,000
Las Vegas Sands Corp., 6.375%, 2/15/15	3,340	3,156,300

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11(3)	$1,620	$1,053,000
Majestic Star Casino, LLC, 9.50%, 10/15/10	2,040	2,070,600
Majestic Star Casino, LLC, 9.75%, 1/15/11	2,285	2,102,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,644,575
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,746,469
San Pasqual Casino, 8.00%, 9/15/13(3)	3,740	3,833,500
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,512,612
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,054,625
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	15,297,312
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15	3,605	3,740,187
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(3)	875	894,687
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(3)	9,837	10,476,405
		$74,900,785
Healthcare — 5.0%
Accellent, Inc., 10.50%, 12/1/13	$5,150	$5,407,500
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,236,650
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,270	3,330,600
Encore Medical IHC, Inc., 9.75%, 10/1/12	3,230	3,641,825
HCA, Inc., 8.75%, 9/1/10	490	496,125
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,677,850
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	3,275	3,291,375
National Mentor Holdings, Inc., Sr. Sub. Notes, 11.25%, 7/1/14(3)	2,230	2,352,650
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,370,000
Service Corp. International, Sr. Notes, 7.625%, 10/1/18(3)	2,055	2,121,788
Service Corp. International, Sr. Notes, 8.00%, 6/15/17(3)	1,240	1,202,800
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	2,235	2,229,413
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13	2,665	2,605,038
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,774,931
US Oncology, Inc., 10.75%, 8/15/14	6,350	7,016,750
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,416,988
		$54,172,283

Security	Principal Amount (000's omitted)	Value
Home Furnishings — 0.2%
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(3)	$1,855	$1,827,175
		$1,827,175
Hotel — 0.2%
Host Hotels & Resorts L.P., Sr. Notes, 6.875%, 11/1/14(3)	$2,150	$2,166,125
		$2,166,125
Industrial Equipment — 2.3%
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	$6,965	$7,052,063
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	5,575	5,944,344
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(3)	2,370	2,488,500
Dresser, Inc., 10.125%, 4/15/11	8,975	9,356,438
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	639,065
		$25,480,410
Leisure — 3.2%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)	$2,551	$2,697,999
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	2,315	2,320,788
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.12%, 4/1/12(3)	3,985	3,994,963
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	5,295	4,871,400
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	10,675	11,555,688
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.239%, 5/1/10	9,385	9,701,744
		$35,142,582
Leisure Goods / Activities / Movies — 0.2%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$1,875	$1,781,250
		$1,781,250
Metals / Mining — 0.8%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	$1,665	$1,798,200
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	2,205	2,182,950
Novelis, Inc., Sr. Notes, 8.25%, 2/15/15(3)	5,040	4,838,400
		$8,819,550

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Publishing / Printing — 2.2%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$6,219	$5,923,598
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,625,094
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	807,525
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	6,950	7,479,938
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,059,806
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	2,480	2,346,700
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	4,470	4,229,738
		$23,472,399
Radio and Television — 3.3%
Advanstar Communications, Inc., 10.75%, 8/15/10	$8,960	$9,688,000
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,824,851
Lamar Media Corp., Sr. Sub. Notes, 6.625%, 8/15/15(3)	1,535	1,485,113
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,158,875
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,349,450
		$35,506,289
Railroad — 0.9%
Kansas City Southern Railway, 9.50%, 10/1/08	$1,095	$1,156,594
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,488,625
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	2,013,000
		$9,658,219
Services — 3.9%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14(3)	$3,235	$3,332,050
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16(3)	4,495	4,686,038
Hertz Corp., Sr. Sub. Notes, 8.875%, 1/1/14(3)	6,240	6,552,000
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	1,220	1,216,950
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,424,113
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,392,500

Security	Principal Amount (000's omitted)	Value
Services (continued)
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	$5,555	$5,916,075
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12(3)	4,410	4,611,070
United Rentals North America, Inc., 6.50%, 2/15/12	5,765	5,649,700
West Corp., Sr. Notes, 9.50%, 10/15/14(3)	5,400	5,413,500
West Corp., Sr. Sub. Notes, 11.00%, 10/15/16(3)	650	654,875
		$42,848,871
Steel — 1.0%
AK Steel Corp., 7.875%, 2/15/09	$2,615	$2,637,881
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	2,915	3,269,184
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,020	5,245,900
		$11,152,965
Super Retail — 3.9%
Autonation, Inc., Variable Rate, 7.374%, 4/15/13	$1,595	$1,614,938
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	3,675	3,743,906
GameStop Corp., 8.00%, 10/1/12	15,065	15,705,263
GameStop Corp., Variable Rate, 9.247%, 10/1/11	4,515	4,718,175
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,150	1,193,125
Michaels Stores, Inc., Sr. Notes,10.00%, 11/1/14(3)	2,585	2,604,388
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16(3)	2,160	2,178,900
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,238,725
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,700	4,065,375
Toys "R" Us, 7.375%, 10/15/18	1,100	827,750
		$42,890,545
Surface Transport — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,619,888
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	2,978,850
		$4,598,738
Technology — 2.7%
Activant Solutions, Inc., 9.50%, 5/1/16(3)	$1,130	$1,056,550
Avago Technologies Finance, Sr. Notes, 10.125%, 12/1/13(3)	1,555	1,656,075
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.298%, 2/1/15	1,545	1,614,525

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Technology (continued)
NXP BV/NXP Funding, LLC, Sr. Notes, 9.50%, 10/15/15(3)	$5,400	$5,474,250
Sungard Data Systems, Inc., 9.125%, 8/15/13	3,375	3,518,438
Sungard Data Systems, Inc., 10.25%, 8/15/15	640	673,600
Sungard Data Systems, Inc., Variable Rate, 9.973%, 8/15/13	1,170	1,222,650
UGS Corp., 10.00%, 6/1/12	12,660	13,736,100
		$28,952,188
Telecommunications — 6.1%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,423,138
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,475	3,622,688
Intelsat Bermuda Ltd., 9.25%, 6/15/16(3)	3,770	4,043,325
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 10.484%, 1/15/12	7,410	7,548,938
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	15,905	15,467,613
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
IWO Holdings, Inc., Variable Rate, 9.124%, 1/15/12	675	693,563
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,285,556
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	8,005,250
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	724,200
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,654,325
Qwest Corp., Sr. Notes, Variable Rate, 8.64%, 6/15/13	685	741,513
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	403,750
Rogers Wireless, Inc., Variable Rate, 8.515%, 12/15/10	3,870	3,961,913
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,139,113
U.S. West Communications, Debs., 7.20%, 11/10/26	585	574,031
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,432,563
Windstream Corp., Sr. Notes, 8.125%, 8/1/13(3)	3,325	3,566,063
		$66,287,542
Textiles / Apparel — 3.8%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$4,405	$4,548,163
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,110	1,182,150
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,611,200
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.122%, 4/1/12	5,320	5,512,850
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,822,344

Security	Principal Amount (000's omitted)	Value
Textiles / Apparel (continued)
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	$3,650	$3,677,375
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,366,875
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,786,713
		$41,507,670
Utilities — 2.7%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$2,030	$2,189,863
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	493,560
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,713,781
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,434	2,666,807
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,395,400
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,362,400
NGC Corp., 7.625%, 10/15/26	3,205	2,996,675
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,571,313
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,145	2,174,494
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,398,600
Reliant Energy, Inc., 9.25%, 7/15/10	1,875	1,950,000
		$29,912,893
Total Corporate Bonds & Notes (identified cost $927,282,715)		$955,514,831
Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.4%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$3,890	$4,050,462
		$4,050,462
Broadcasting — 0.2%
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	$1,185	$970,219
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)	2,450	2,005,938
		$2,976,157
Total Convertible Bonds (identified cost, $7,506,207)		$7,026,619

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 0.9%
Security	Shares	Value
Food Service — 0.0%
New World Restaurant Group, Inc.(5)	633	$5,064
		$5,064
Gaming — 0.8%
Shreveport Gaming Holdings, Inc.(4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc.(5)	409,960	8,334,487
		$8,441,837
Healthcare — 0.1%
Triad Hospitals, Inc.(5)	38,152	$1,412,768
		$1,412,768
Leisure — 0.0%
HRP, Class B(5)	2,375	$24
		$24
Total Common Stocks (identified cost $6,610,655)		$9,859,693
Convertible Preferred Stocks — 1.4%
Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$6,130,067
Chesapeake Energy Corp., 5.00%(3)	14,401	1,569,709
		$7,699,776
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	$7,643,245
		$7,643,245
Total Convertible Preferred Stocks (identified cost $13,591,828)		$15,343,021

Miscellaneous — 0.0%
Security	Shares	Value
Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)	1,440,000	$21,269
Mirant Corp., Escrow Certificate(6)	3,200,000	40,000
		$61,269
Total Miscellaneous (identified cost $0)		$61,269
Warrants — 0.3%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$152,107
		$152,107
Technology — 0.0%
ASAT Finance, Exp. 11/1/06(3)(4)(5)	5,660	$57
		$57
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08(3)(5)	5,070	$2,581,641
		$2,581,641
Total Warrants (identified cost $1,070,114)		$2,733,805

See notes to financial statements

High Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Short-Term Investments — 1.8%
Security	Principal Amount (000's omitted)	Value
Societe Generale Time Deposit, 5.31%, 11/1/06	$19,643	$19,643,000
Total Short-Term Investments (at amortized cost, $19,643,000)		$19,643,000
Total Investments — 98.1% (identified cost $1,031,145,335)		$1,066,163,774
Other Assets, Less Liabilities — 1.9% excluding securities sold short — 1.9%		$21,160,702 $21,160,702
Net Assets — 100.0%		$1,087,324,476

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $24,350,000 as of October 31, 2006.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $252,999,794 or 23.3% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

High Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value (identified cost, $1,031,145,335)	$1,066,163,774
Cash	1,792,060
Receivable for investments sold	4,468,812
Interest and dividends receivable	22,755,773
Receivable for open swap contracts	79,544
Total assets	$1,095,259,963
Liabilities
Payable for investments purchased	$7,297,040
Payable to affiliate for investment advisory fees	483,516
Payable to affiliate for Trustees' fees	2,138
Accrued expenses	152,793
Total liabilities	$7,935,487
Net Assets applicable to investors' interest in Portfolio	$1,087,324,476
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,052,226,493
Net unrealized appreciation (computed on the basis of identified cost)	35,097,983
Total	$1,087,324,476

Statement of Operations

For the Year Ended
October 31, 2006

Investment Income
Interest	$92,025,269
Dividends	804,321
Miscellaneous	2,023,098
Total investment income	$94,852,688
Expenses
Investment adviser fee	$5,856,825
Trustees' fees and expenses	26,014
Custodian fee	321,840
Legal and accounting services	135,006
Miscellaneous	50,905
Total expenses	$6,390,590
Net investment income	$88,462,098
Realized and Unrealized Gain (Loss)
Net realized gain — Investment transactions (identified cost basis)	$21,708,830
Swap contracts	307,756
Foreign currency and forward foreign currency exchange contract transactions	22,332
Net realized gain	$22,038,918
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$8,954,548
Swap contracts	(174,688)
Foreign currency and forward foreign currency exchange contracts	(32,808)
Net change in unrealized appreciation (depreciation)	$8,747,052
Net realized and unrealized gain	$30,785,970
Net increase in net assets from operations	$119,248,068

See notes to financial statements

High Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2006	Year Ended October 31, 2005
From operations — Net investment income	$88,462,098	$95,770,195
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contract transactions	22,038,918	21,644,924
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	8,747,052	(43,655,366)
Net increase in net assets from operations	$119,248,068	$73,759,753
Capital transactions — Contributions	$116,555,183	$158,885,097
Withdrawals	(258,617,627)	(414,478,617)
Net decrease in net assets from capital transactions	$(142,062,444)	$(255,593,520)
Net decrease in net assets	$(22,814,376)	$(181,833,767)
Net Assets
At beginning of year	$1,110,138,852	$1,291,972,619
At end of year	$1,087,324,476	$1,110,138,852

See notes to financial statements

High Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.59%	0.58%	0.59%	0.66%	0.64%
Expenses after custodian fee reduction	0.59%	0.58%	0.59%	0.66%	0.64%
Net investment income	8.13%	8.06%	8.61%	10.04%	10.38%
Portfolio Turnover	62%	62%	80%	122%	88%
Total Return	11.66%	6.54%	12.79%	34.76%	(4.36)%
Net assets, end of year (000's omitted)	$1,087,324	$1,110,139	$1,291,973	$1,164,043	$889,653

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements

High Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2006 Eaton Vance High Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 62.6%, 22.7%, 6.3% and 0.9% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. If short-term debt securities are acquired with a remaining maturity more than 60 days, they will be valued by a pricing service. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan commitments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in

High Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

High Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon 0.3% of average daily net assets plus 3% of gross daily income (i.e., income other than gains from the sale of securities). The advisory fee rate is reduced as daily net assets exceed $500 million. For the year ended October 31, 2006, the fee was equivalent to 0.54% of the Portfolio's average daily net assets and amounted to $5,856,825. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2006, no significant amounts have been deferred.

  3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $647,659,001 and $707,752,805, respectively, for the year ended October 31, 2006.

  4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2006.

  5  Financial Instruments

The Portfolio may regularly trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
3,800,000 USD	9/20/2013	Agreement with Lehman Brothers dated 8/08/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon a default event by Station Casinos, Inc., Lehman Brothers agrees to pay the Portfolio the notional amount of the swaps. To receive that payment, the portfolio must deliver a bond (with par value equal to the notional amount of the swap issued by Stations Casinos, Inc, to Lehman Brothers.	$79,544

At October 31, 2006, the Portfolio had sufficient cash and/or securities to cover any commitments under these contracts.

  6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006 as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,034,351,844
Gross unrealized appreciation	$39,964,465
Gross unrealized depreciation	(8,152,535)
Net unrealized appreciation	$31,811,930

High Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  7  Restricted Securities

At October 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Fair Value
Common Stocks and Warrants
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	$0		$40,000
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	(1)	152,107
			$0		$192,107

(1)  Less than $0.50.

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

High Income Portfolio as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of High Income Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2006 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities held at October 31, 2006 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2006

Eaton Vance High Income Fund as of October 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the High Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991 and of the Portfolio since 1992	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Ronald A. Pearlman 40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	170	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 71 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 30 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously Senior Manager at Pricewaterhouse Coopers LLP (1997-2005). Officer of 71 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-12/06  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2005 and October 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2005	10/31/2006

Audit Fees	$66,530	$69,180

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,300	$10,640

All Other Fees(3)	$0	$0

Total	$72,830	$79,820

(1)                               Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                               Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/ 2005	10/31/2006

Registrant	$6,300	$10,640

Eaton Vance(1)	$170,983	$72,100

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. ontrols and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 14, 2006

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 14, 2006